Significant Accounting Policies - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies
Maximum term of operating lease	3 years
Operating lease rent expense	¥ 35,060	¥ 31,786	¥ 24,851
Capital leases	¥ 0	¥ 0	¥ 0